BALANCE SHEETS (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash	$ 155,107	$ 247	$ 891
Total current assets	155,107	247	891
Property, plant, and equipment, net
Total Assets	155,107	247	891
Current Liabilities:
Accounts payable and accrued expenses	98,255	96,869	58,488
Accrued compensation-related party	321,176	290,789	61,500
Note Payable	30,000	30,000
Notes payable-related party	75,020	75,020	25,000
Convertible debts, net of discounts of $111,250 and $0, respectively	133,750
Due to shareholder	150	150
Total current liabilities	658,351	492,828	144,988
Total Liabilities	658,351	492,828	144,988
Stockholder's deficit:
Preferred stock, $.0001 par value; 5,000,000 shares authorized, none issued and outstanding
Common stock, $.0001 par value; 500,000,000 shares authorized, 107,037,834 shares issued 104,537,834 shares outstanding at March 31, 2013 and December 31, 2012, respectively, and 100,217,516 shares issued and 100,217,516 shares outstanding at December 31, 2011	10,681	10,431	9,992
Additional Paid-In Capital	1,917,875	1,672,139	939,363
Deficit accumulated during the exploration stage	(2,431,800)	(2,175,151)	(1,093,452)
Total stockholders' deficit	(503,244)	(492,581)	(144,097)
Total liabilities and stockholders' deficit	$ 155,107	$ 247	$ 891